Loss Per Share - Schedule of Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss			$ (39,971)	$ (39,415)	$ (58,225)	$ (32,840)
Net loss attributable to common stockholders	$ (10,408)	$ (14,754)	$ (39,971)	$ (39,415)	$ (58,225)	$ (32,840)
Denominator:
Weighted average common stock outstanding - basic	14,186,222	489,132	11,750,907	423,362	487,276	98,823
Weighted average common stock outstanding - diluted	14,186,222	489,132	11,750,907	423,362	487,276	98,823
Net loss per share attributable to common stockholders - basic	$ (0.73)	$ (30.16)	$ (3.4)	$ (93.1)	$ (119.49)	$ (332.31)
Net loss per share attributable to common stockholders - diluted	$ (0.73)	$ (30.16)	$ (3.4)	$ (93.1)	$ (119.49)	$ (332.31)